Leases (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2017	Jun. 29, 2016
Capital Leased Assets [Line Items]
Minimum lease renewal term at Company's option, years	1 year
Maximum lease renewal term at Company's option, years	30 years
Building [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	$ 38.8	$ 38.8
Capital lease accumulated amortization	26.0	24.1
Equipment [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	12.4	0.7
Capital lease accumulated amortization	$ 0.7	$ 0.2